Consolidated balance sheets - CHF (SFr) SFr in Millions		Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from banks		SFr 101,044	SFr 99,314
of which reported at fair value		356	115
Interest-bearing deposits with banks		673	1,074
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		106,997	117,095
of which reported at fair value		85,556	81,818
Securities received as collateral, at fair value		40,219	41,696
of which encumbered		22,521	25,711
Trading assets, at fair value		153,895	133,859
of which encumbered		46,650	32,452
Investment securities		1,004	1,477
of which reported at fair value		1,004	1,477
Other investments		5,634	4,824
of which reported at fair value		3,548	2,430
Net loans		304,025	292,875
of which reported at fair value		12,661	14,873
of which encumbered		293	230
Allowance for loan losses		(945)	(901)
Goodwill		3,960	4,056
Other intangible assets		291	219
of which reported at fair value		244	163
Brokerage receivables		35,648	38,907
Other assets		37,069	36,673
of which reported at fair value		10,402	7,263
of which encumbered		217	279
Total assets		790,459	772,069
Liabilities and equity
Due to banks		16,742	15,220
of which reported at fair value		322	406
Customer deposits		384,950	365,263
of which reported at fair value		3,339	3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		27,641	24,623
of which reported at fair value		10,823	14,828
Obligation to return securities received as collateral, at fair value		40,219	41,696
Trading liabilities, at fair value		38,186	42,171
Short-term borrowings		28,869	22,419
of which reported at fair value		11,333	8,068
Long-term debt		151,000	153,433
of which reported at fair value		69,406	63,027
Brokerage payables		25,683	30,923
Other liabilities		30,406	30,327
of which reported at fair value		7,869	8,983
Total liabilities		743,696	726,075
Common shares		4,400	4,400
Additional paid-in capital		45,774	45,557
Retained earnings		13,492	10,179
Accumulated other comprehensive income/(loss)		(17,546)	(14,840)
Total shareholders' equity		46,120	45,296
Noncontrolling interests		643	698
Total equity		46,763	45,994
Total liabilities and equity		SFr 790,459	SFr 772,069
Additional share information
Par value (in CHF per share)	[1]	SFr 1.00	SFr 1.00
Issued shares (in shares)	[1]	4,399,680,200	4,399,680,200
Common shares outstanding (in shares)	[1]	4,399,680,200	4,399,680,200
Consolidated VIEs
Assets
Cash and due from banks		SFr 138	SFr 173
Trading assets, at fair value		2,788	3,048
Other investments		1,412	1,505
Net loans		649	387
Other assets		1,674	2,027
Liabilities and equity
Trading liabilities, at fair value		8	3
Short-term borrowings		4,885	5,465
Long-term debt		1,671	1,764
Other liabilities		SFr 296	SFr 277

[1]	The Bank's total share capital is fully paid and consists of 4,399,680,200 registered shares as of December 31, 2019. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.